Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Shareholders' Equity

10.Shareholders’ Equity

TheCompany is authorized to issue 50,000,000 ordinary shares and 5,000,000 preferred shares with a par value of $0.001 per share.

     PreferredShares

TheCompany is authorized to issue up to 5,000,000 preferred shares with a par value of $0.001 and such designation as may be determinedby the Board of Directors of the Company from time to time.

     Warrants

  Inconnection with the Offering for the Parent in March 2011, the Company issued 4,106,500 warrants, which entitles the holders topurchase ordinary shares at the price of $5.00 per share, commencing on the date of the merger, if the Company has aneffective and current registration statement covering the ordinary shares issuable upon exercise of the warrants and a currentprospectus relating to such ordinary shares, and expiring three years from that date.  The Company may redeem the Warrantsat a price of $0.01 per Warrant upon 30 days’ notice while the Warrants are exercisable, only when the last sale price ofthe ordinary shares is at least $10.50 per share for any 20 trading days within a 30 trading day period, provided that a currentregistration statement is in effect for the ordinary shares underlying the warrants.  If not exercised, the warrantsexpire on December 24, 2016.  If the Company redeems the warrants, management of the Company will have the option torequire any holder that wishes to exercise his warrants to do so on a cashless basis.

Simultaneouslyto the Offering, certain of the shareholders purchased 6,600,000 warrants at the price of $0.35 per warrant (for an aggregatepurchase price of $ 2,310,000) from the Company.  These warrants have the same terms as the 4,106,500 public warrantsreferred to in the preceding paragraph, except these warrants are not redeemable and these warrants are exercisable for cash oron a cashless basis.

      UnitPurchase Option

Inconnection with the Offering, the Company issued a unit purchase option to purchase 400,000 units at an exercise price of $ 8.80per unit to its underwriters.  Each unit consists of one ordinary share and one redeemable ordinary share purchase warrant,which contains a provision for cashless exercise and has the same terms as the 4,106,500 public warrants.  The fairvalue of the option at the date of grant was $1,486,000 ($ 3.72 per unit) using a Black-Scholes option-pricing model. The fairvalue of the unit purchase option granted to the underwriter was estimated as of the date of grant using the following assumptions:  (1)expected volatility of 54.1%, (2) risk-free interest rate of 2.625%, and (3) expected life of 5 years.  The unit purchaseoption may be exercised for cash or on a cashless basis at the holder’s option.